Other Expense (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other expense
Tender premium			$ (73,806)	$ (88,628)
Total debt related			(117,877)	(106,203)
Other			(11,564)	(12,926)	$ (14,972)
Total other expense			(129,441)	(119,129)	$ (14,972)
Capital Securities due 2066
Other expense
Tender premium			(73,376)
Unamortized debt issuance cost			(4,295)
Fees			(2,040)
Total debt related			(79,711)
Bridge Facility
Other expense
Unamortized debt issuance cost	$ (34,500)		(34,526)	(17,023)
Fees			(3,640)
Total debt related			$ (38,166)	(17,023)
5.375% Senior Secured Notes due 2016
Other expense
Tender premium				(88,628)
Unamortized debt issuance cost		$ (3,200)		(3,182)
Gain recognized on settlement				10,103
Total debt related				(81,707)
Term loan facility and Revolver B
Other expense
Unamortized debt issuance cost				(3,542)
Notes due 2018 and 2020
Other expense
Debt modification				$ (3,931)